Other Information - Summary of the Amount of Lease Installments Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	€ 467	€ 460
Within 1 year [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	89	124
From 2 to 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	244	238
Beyond 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	€ 134	€ 98